UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
               (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                WHEATON, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
JULY 31, 2009 (UNAUDITED)

  PRINCIPAL                                                                        STATED
    VALUE                            DESCRIPTION                         COUPON   MATURITY       VALUE
------------   -------------------------------------------------------   ------   --------   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 57.1%
               Federal National Mortgage Association (FNMA)
$  6,529,100      Pool 256182 ........................................    6.00%   03/01/36   $  6,844,272
   9,094,039      Pool 256328 (b) ....................................    6.50%   07/01/36      9,711,689
   6,223,443      Pool 831145 (b) ....................................    6.00%   12/01/35      6,550,268
   6,240,396      Pool 843971 (b) ....................................    6.00%   11/01/35      6,568,111
   4,733,699      Pool 872303 (b) ....................................    6.00%   05/01/36      4,974,893
   7,484,285      Pool 880203 ........................................    6.00%   02/01/36      7,848,087
                                                                                             ------------
               TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                  (Cost $40,302,393) .................................                         42,497,320
                                                                                             ------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS - 68.0%
   1,289,305   Banc of America Funding Corp.
                  Series 2005-F, Class 4A1 (c) .......................    5.31%   09/20/35        917,381
               Banc of America Mortgage Securities
     117,787      Series 2002-L, Class 1A1 (c) .......................    5.26%   12/25/32         82,029
     298,421      Series 2004-K, Class 4A1 (c) .......................    5.18%   12/25/34        242,370
   3,962,216      Series 2007-3, Class 2A3 ...........................    7.00%   09/25/37      2,336,261
   1,423,934   Chase Mortgage Finance Corp.
                  Series 2007-A3, Class 3A1 (c) ......................    5.97%   12/25/37        979,440
               Countrywide Alternative Loan Trust
     915,362      Series 2004-1T1, Class A1 ..........................    5.00%   02/25/34        801,054
   2,245,688      Series 2005-J1, Class 2A1 ..........................    5.50%   02/25/25      1,899,361
               Countrywide Home Loans
     461,412      Series 2004-HYB1, Class 2A (c) .....................    4.77%   05/20/34        335,508
     241,284      Series 2005-20, Class A7 ...........................    5.25%   10/25/35        169,391
   2,757,365      Series 2005-J4, Class A4 ...........................    5.50%   11/25/35      2,272,323
               Federal Home Loan Mortgage Corp.
   4,949,194      Series 2676, Class IK, IO ..........................    5.00%   02/15/20        197,140
     215,799      Series 2716, Class CI, IO ..........................    5.00%   05/15/19          6,874
   2,491,881      Series 2737, Class IG, IO ..........................    5.00%   08/15/27         92,771
  10,846,918      Series 2807, Class SB, IO (d) ......................    7.16%   11/15/33      1,283,643
   2,830,354      Series 2852, Class VI, IO ..........................    5.00%   06/15/24         57,608
   4,739,600      Series 2870, Class JI, IO ..........................    5.00%   10/15/27        252,847
     792,000      Series 2888, Class OI, IO ..........................    5.00%   01/15/27         48,764
   1,774,808      Series 2921, Class IQ, IO ..........................    5.00%   01/15/29        130,647
   1,083,359      Series 2938, Class PI, IO ..........................    5.00%   11/15/28         66,282
     539,735      Series 2943, Class JI, IO ..........................    5.00%   01/15/24          4,881
     710,960      Series 2961, Class IP, IO ..........................    5.50%   07/15/28         28,403
   3,613,726      Series 2964, Class IA, IO ..........................    5.50%   02/15/26         86,336
   1,346,700      Series 3000, Class SU (d) ..........................   22.20%   04/15/35      1,426,657
   1,145,261      Series 3069, Class LI, IO ..........................    5.50%   08/15/32         98,081
     523,573      Series 3107, Class ST (d) ..........................   43.50%   02/15/31        554,378
     336,639      Series 3171, Class CS (d) ..........................   37.57%   06/15/36        371,012
     902,480      Series 3195, Class SX (d) ..........................   44.28%   07/15/36      1,202,730
               Federal Home Loan Mortgage Corp., STRIP
  22,355,890      Series 227, Class IO, IO ...........................    5.00%   12/01/34      3,969,033
   8,336,108      Series 232, Class IO, IO ...........................    5.00%   08/01/35      1,428,108

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2009 (UNAUDITED)

  PRINCIPAL                                                                        STATED
    VALUE                            DESCRIPTION                         COUPON   MATURITY       VALUE
------------   -------------------------------------------------------   ------   --------   ------------
U.S. GOVERNMENT AGENCY AND NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS - (CONTINUED)
               Federal National Mortgage Association
$  3,501,492      Series 2005-122, Class SN (d) ......................   27.46%   01/25/36   $  3,851,582
   1,051,066      Series 2005-39, Class BI, IO .......................    5.00%   06/25/28         56,182
     681,802      Series 2005-91, Class SH (d) .......................   22.79%   05/25/33        749,878
   8,545,993   Federal National Mortgage Association, STRIP
                  Series 360, Class 2, IO ............................    5.00%   08/01/35      1,473,912
   3,009,000   First Horizon Mortgage Trust
                  Series 2005-8, Class 1A5 ...........................    5.75%   02/25/36      2,621,041
               GSR Mortgage Loan Trust
     372,031      Series 2005-AR2, Class 5A1 (c) .....................    4.69%   04/25/35        286,580
   5,268,423      Series 2007-1F, Class 3A10, IO .....................    6.00%   01/25/37        634,979
     384,475   Harborview Mortgage Loan Trust
                  Series 2004-1, Class 2A (c) ........................    4.32%   04/19/34        321,107
   2,187,579   Merrill Lynch Mortgage Investors Trust
                  Series 2005-A7, Class 2A1 (c) ......................    5.38%   09/25/35      1,541,865
     337,728   Morgan Stanley Mortgage Loan Trust
                  Series 2004-7AR, Class 2A6 (c) .....................    3.51%   09/25/34        291,613
     205,936   Residential Accredit Loans, Inc.
                  Series 2002-QS18, Class A1 .........................    5.50%   12/25/17        193,253
   4,412,195   Sequoia Mortgage Trust
                  Series 2007-1, Class 2A1 (c) .......................    5.77%   02/20/47      3,212,452
   1,957,868   Wachovia Mortgage Loan Trust, LLC
                  Series 2006-A, Class 3A1 (c) .......................    5.24%   05/20/36      1,499,651
   1,444,519   Washington Mutual Msc Mortgage Pass-Through
                  Series 2004-RA1, Class 2A ..........................    7.00%   03/25/34      1,400,212
               Wells Fargo Mortgage Backed Securities Trust
     996,759      Series 2005-AR16, Class 1A1 (c) ....................    3.86%   10/25/35        919,006
   4,726,790      Series 2006-9, Class 1A32 ..........................    6.00%   08/25/36      2,998,358
   1,001,826      Series 2006-AR10, Class 5A2 (c) ....................    5.59%   07/25/36        957,039
   3,427,120      Series 2007-16, Class 1A1 ..........................    6.00%   12/28/37      3,046,764
   3,409,713      Series 2007-8, Class 2A7 ...........................    6.00%   07/25/37      3,208,809
                                                                                             ------------
               TOTAL U.S. GOVERNMENT AGENCY AND NON-AGENCY
                  COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $51,548,242) .................................                         50,605,596
                                                                                             ------------
PREFERRED SECURITIES - 0.1%
      20,000   Fannie Mae, 8.25% (e) .................................                             37,200
      40,000   Freddie Mac, Series Z, 8.38% (e) ......................                             52,400
                                                                                             ------------
               TOTAL PREFERRED SECURITIES
                  (Cost $1,500,000) ..................................                             89,600
                                                                                             ------------
               TOTAL INVESTMENTS - 125.2%
                  (Cost $93,350,635) (f) .............................                         93,192,516
                                                                                             ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
JULY 31, 2009 (UNAUDITED)

  PRINCIPAL
    VALUE                            DESCRIPTION                                                 VALUE
------------   -------------------------------------------------------                       ------------
REVERSE REPURCHASE AGREEMENTS - (33.4%)
$(24,815,000)  With UBS Securities 0.30% dated 7/31/09, to be
                  repurchased at $24,815,620 on 8/03/09 ..............                       $(24,815,000)
               NET OTHER ASSETS AND LIABILITIES - 8.1% ...............                          6,028,477
                                                                                             ------------
               NET ASSETS - 100.0% ...................................                       $ 74,405,993
                                                                                             ============

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security or a portion of this security is segregated as collateral for the reverse repurchase agreement.

(c) Floating rate security. The interest rate shown reflects the rate in effect at July 31, 2009.

(d) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2009.

(e) The U.S. Government took control over this company in September 2008, and it has since suspended its dividend.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,173,830 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,331,949.

IO Interest Only - represents the interest only portion of a mortgage-backed security, which allows the holder to receive interest only payments on the amount of notional principal outstanding.

STRIP Separate Trading of Registered Interest and Principal of Securities -
     Stripped Mortgage-Backed Securities are created by separating the interest payments from the principal payments of underlying mortgage securities to create new interest only (IO) and principal only (PO) zero coupon securities.

SECURITY VALUATION INPUTS

A summary of inputs used to value the Fund's investments as of July 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

ASSETS

                                                                         LEVEL 2        LEVEL 3
                                         TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
VALUATION INPUTS                          07/31/2009        PRICE         INPUTS        INPUTS
----------------                         ------------   ------------   -----------   ------------
U.S. Government Agency Mortgage-Backed
   Securities                            $ 42,497,320   $         --   $42,497,320        $--
U.S. Government Agency and Non-Agency
   Collateralized Mortgage Obligations     50,605,596             --    50,605,596         --
Preferred Securities                           89,600         89,600            --         --
                                         ------------   ------------   -----------        ---
Total Investments                        $ 93,192,516   $     89,600   $93,102,916        $--
                                         ============   ============   ===========        ===

LIABILITIES

                                                                         LEVEL 2        LEVEL 3
                                         TOTAL MARKET      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
VALUATION INPUTS                          07/31/2009        PRICE         INPUTS        INPUTS
----------------                         ------------   ------------   -----------   ------------
Reverse Repurchase Agreements            $(24,815,000)  $(24,815,000)  $       --         $--
                                         ============   ============   ===========        ===

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                            JULY 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/FIDAC Mortgage Income Fund (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price on the business day as of which such value is being determined or, if no sales are reported on such day (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are valued at the mean between the last reported bid and asked prices. The Fund values mortgage-backed securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value.

Debt securities having a remaining maturity of less than sixty days when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of November 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described as follows:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of July 31, 2009 is included with the Fund's Portfolio of Investments.

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           JULY 31, 2009 (UNAUDITED)

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. REVERSE REPURCHASE AGREEMENTS:

The Fund utilizes leverage through the use of reverse repurchase agreements. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund pledges its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and will correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the nine months ended July 31, 2009:

Maximum amount outstanding during the period .............   $24,815,000
Average amount outstanding during the period* ............   $20,193,842
Average monthly shares outstanding during the period .....     4,047,947
Average debt per share outstanding during the period .....   $      4.99

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine-month period ended July 31, 2009.

During the nine-month period ended July 31, 2009, interest rates ranged from 0.10% to 0.70%, with a weighted average interest rate of 0.31%, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $47,582.

D. INVERSE FLOATING RATE INSTRUMENTS:

An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. These investments are identified on the Portfolio of Investments.

E. STRIPPED MORTGAGE-BACKED SECURITIES:

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest only or IO security, and all of the principal is distributed to holders of another type of security known as a principal only or PO security. These investments are identified on the Portfolio of Investments.

F. INTEREST ONLY SECURITIES:

An interest only security is the interest only portion of an MBS that receives some or all of the interest portion of the underlying MBS and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO security. IOs are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO security will rise. These investments are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     9/23/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     9/23/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     9/23/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.